OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2017
OTHER COMPREHENSIVE INCOME [abstract]
Schedule of other comprehensive income

	Years ended December 31,
	2015			2016			2017
	Before-tax amount	Tax effect	Net-of-tax amount	Before-tax amount	Tax effect	Net-of-tax amount	Before-tax amount	Tax effect	Net-of-tax amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	2,881	(405)	2,476	(3,813)	652	(3,161)	(1,314)	240	(1,074)
Amounts transferred to initial carrying amount of hedged items	(1,354)	223	(1,131)	13	(2)	11	(4)	1	(3)
Amounts transferred to the consolidated statement of income	2,273	(455)	1,818	6,279	(1,115)	5,164	(575)	72	(503)

Net movement during the year recognized in other comprehensive income	3,800	(637)	3,163	2,479	(465)	2,014	(1,893)	313	(1,580)

Available-for-sale securities:
Changes in fair value recognized during the year	66	(4)	62	(17)	(7)	(24)	(57)	—	(57)

Net movement during the year recognized in other comprehensive income	66	(4)	62	(17)	(7)	(24)	(57)	—	(57)

Share of other comprehensive (loss)/profit of associates and joint ventures	(5,356)	—	(5,356)	45	—	45	1,053	—	1,053
Foreign currency translation differences	2,268	—	2,268	4,298	—	4,298	(3,792)	—	(3,792)

Other comprehensive income	778	(641)	137	6,805	(472)	6,333	(4,689)	313	(4,376)